OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Non financial Assets And Non financial Liabilities [Abstract]
Disclosure Of Other Non financial Assets And Non financial Liabilities Explanatory [Text Block]
NOTE 25. OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES

	12-31-2022	12-31-2021
Current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize, current	56,171	56,949
Prepayment to amortize (insurance and others)	17,474	21,749
Recoverable taxes (related to purchases)	126,368	83,996
Other current non-financial assets	6,046	5,196
Total	206,059	167,890

	12-31-2022	12-31-2021
Non-current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize, non-current	71,094	72,054
Guarantee values	4,400	3,296
Recoverable taxes	6,363	4,605
Other non-current non-financial assets	10,657	8,594
Total	92,514	88,549

	12-31-2022	12-31-2021
Current non-financial liabilities	ThU.S.$	ThU.S.$
Provision of minimum dividend (1)	189,375	125,657
ICMS, PIS-COFINS and other tax payables - Brazil	32,145	24,590
Other tax payable	14,186	17,618
Other Current non-financial liabilities	7,272	5,789
Total	242,978	173,654

(1)	Correspond mainly to the minimum dividend provision of the parent company (see Note 26).

	12-31-2022	12-31-2021
Non-current non-financial liabilities	ThU.S.$	ThU.S.$
ICMS and other tax payable - Brazil	66,736	74,780
Other non-current non-financial liabilities	3,136	2,226
Total	69,872	77,006